Note 6 - Stock-Based Compensation (Details) - Summary of Stock Options by Exercise Price Range (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares - Outstanding Stock Options (in Shares)	10,732
Weighted-average remaining contractual life - Outstanding Stock Options	9 years 73 days
Weighted-average exercise price - Outstanding Stock Options	$ 0.63
Shares - Exercisable Stock Options (in Shares)	5,517
Weighted-average exercise price - Exercisable Stock Options	$ 1.17
$0.00 to $0.036 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price - Lower limit	$ 0.36
Range of Exercise Price - Upper limit	$ 0.36
Shares - Outstanding Stock Options (in Shares)	8,969
Weighted-average remaining contractual life - Outstanding Stock Options	10 years
Weighted-average exercise price - Outstanding Stock Options	$ 0.09
Shares - Exercisable Stock Options (in Shares)	3,754
Weighted-average exercise price - Exercisable Stock Options	$ 0.17
$0.37 to $0.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price - Lower limit	$ 0.62
Range of Exercise Price - Upper limit	$ 0.62
Shares - Outstanding Stock Options (in Shares)	816
Weighted-average remaining contractual life - Outstanding Stock Options	7 years 36 days
Weighted-average exercise price - Outstanding Stock Options	$ 0.41
Shares - Exercisable Stock Options (in Shares)	816
Weighted-average exercise price - Exercisable Stock Options	$ 0.41
$0.68 to $1.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price - Lower limit	$ 1.99
Range of Exercise Price - Upper limit	$ 1.99
Shares - Outstanding Stock Options (in Shares)	170
Weighted-average remaining contractual life - Outstanding Stock Options	3 years 219 days
Weighted-average exercise price - Outstanding Stock Options	$ 1.10
Shares - Exercisable Stock Options (in Shares)	170
Weighted-average exercise price - Exercisable Stock Options	$ 1.1
$2.00 to $5.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price - Lower limit	$ 5.75
Range of Exercise Price - Upper limit	$ 5.75
Shares - Outstanding Stock Options (in Shares)	348
Weighted-average remaining contractual life - Outstanding Stock Options	4 years 219 days
Weighted-average exercise price - Outstanding Stock Options	$ 5.59
Shares - Exercisable Stock Options (in Shares)	348
Weighted-average exercise price - Exercisable Stock Options	$ 5.59
Above $5.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares - Outstanding Stock Options (in Shares)	429
Weighted-average remaining contractual life - Outstanding Stock Options	2 years 36 days
Weighted-average exercise price - Outstanding Stock Options	$ 7.78
Shares - Exercisable Stock Options (in Shares)	429
Weighted-average exercise price - Exercisable Stock Options	$ 7.78
Vested Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares - Outstanding Stock Options (in Shares)	5,518
Weighted-average remaining contractual life - Outstanding Stock Options	8 years
Weighted-average exercise price - Outstanding Stock Options	$ 1.17